Income Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary valuation allowances
Beginning balance	$ 280	$ 196	$ 221
Additions/ (releases) charged to costs and expenses	(95)	17	15
Other movements	2	67	(40)
Foreign exchange differences	0	0	0
Ending balance	$ 187	$ 280	$ 196